Document and Entity Information	12 Months Ended
Sep. 30, 2018 shares
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Sep. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	DOX
Entity Registrant Name	AMDOCS LTD
Entity Central Index Key	0001062579
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	140,176,828